Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Policies)	9 Months Ended
Sep. 30, 2023
Text block [abstract]
Basis of preparation
a) Basis of preparation
The accompanying unaudited interim condensed consolidated financial statements as of and for the nine-month period ended September 30, 2023, have been prepared in conformity with International Accounting Standard No. 34, Interim Financial Reporting (“IAS 34”), and using the same accounting policies applied in preparing the Company’s annual consolidated financial statements, except as explained below. The Company has prepared the unaudited interim condensed consolidated financial statements on the basis that it will continue to operate as a going concern. The accompanying interim condensed consolidated statement of financial position as of September 30, 2023, as well as the interim condensed consolidated statements of comprehensive income changes in shareholders’ equity and cash flows for the nine-month periods ended September 30, 2023 and 2022, and their related disclosures included in these notes, are unaudited.
These unaudited interim condensed consolidated financial statements have been prepared using the same accounting policies as those used in the preparation of our annual consolidated financial statements as of December 31, 2022, except for the adoption of new standards and interpretations effective as from January 1, 2023 and the income tax expense that is recognized, according to IAS 34, for each interim period based on the best estimate of the weighted average annual income effective tax rate expected for the full financial year.
These unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in annual consolidated financial statements and should be read in conjunction with the Company’s audited annual consolidated financial statements as of December 31, 2021 and 2022, and for the three-year period ended December 31, 2022, as included in the Company’s annual report on Form
20-F
for the year ended December 31, 2022 (the “2022 Form
20-F”).
The preparation of these unaudited interim condensed consolidated financial statements in accordance with IAS 34 requires the use of critical estimates and assumptions that affect the amounts reported for certain assets and liabilities, as well as certain income and expenses. It also requires that management exercise judgment in the application of the Company’s accounting policies.
The Mexican peso is the functional currency of the Company’s Mexican operations and the consolidated reporting currency of the Company.
i) New standards, interpretations and amendments adopted
The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements for the year ended December 31, 2022, except for the adoption of new standards effective as of January 1, 2023. The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.
Several amendments apply for the first time in 2023 but do not have an impact on the unaudited interim condensed consolidated financial statements of the Company:
Definition of Accounting Estimates - Amendments to IAS 8
The amendments to IAS 8 clarify the distinction between changes in accounting estimates, and changes in accounting policies and the correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.
The amendments had no impact on the Company’s unaudited interim condensed consolidated financial statements.

Disclosure of Accounting Policies - Amendments to IAS 1 and IFRS Practice Statement 2
The amendments to IAS 1 and IFRS Practice Statement 2
Making Materiality Judgements
provide guidance and examples to help entities apply materiality judgements to accounting policy disclosures. The amendments aim to help entities provide accounting policy disclosures that are more useful by replacing the requirement for entities to disclose their ‘significant’ accounting policies with a requirement to disclose their ‘material’ accounting policies and adding guidance on how entities apply the concept of materiality in making decisions about accounting policy disclosures.
The amendments had no impact on the Company’s unaudited interim condensed consolidated financial statements, but are expected to affect the accounting policy disclosures in the Company’s annual consolidated financial statements.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
The amendments to IAS 12
Income Taxes
narrow the scope of the initial recognition exception, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences such as leases and decommissioning liabilities.
The amendments had no impact on the Company’s unaudited interim condensed consolidated financial statements.

Discontinued operations
b) Discontinued operations
a) Claro Panama Disposal
In accordance with IFRS 5
Non-current
Assets Held For Sale and Discontinued Operations
, Claro Panama was classified as discontinued operations for the period presented in these unaudited interim condensed consolidated financial statements; consequently, the results are presented in the profit after tax for the period from discontinued operations in the unaudited interim condensed consolidated statements of comprehensive income. Therefore, the comparative figures in the unaudited interim condensed consolidated statements of comprehensive income have been restated in consequence.
The results of discontinued operations for the period are shown as follows:

	For the nine-month period ended as of September 30, 2022
Operative revenue:
Revenue services	Ps.	1,210,109
Sales of equipment		206,595

		1,416,704
Total costs and expenses		1,403,311

Operating profit		13,393

Financial costs		(39,538)
Gain on sale of discontinued operations		3,405,014

Profit before income taxes of discontinued operations		3,378,869
Income taxes		—

Net profit of the period of discontinued operations	Ps.	3,378,869

b) Joint Venture
In accordance with IFRS 11
Joint Arrangements
, our combined operations with Liberty Latin America, Ltd. (hereinafter, “LLA”) was classified as a joint venture named Claro Chile, SpA (hereinafter, the “JV” or “ClaroVTR”), since both LLA and the Company exercise joint control over ClaroVTR, and all relevant decisions require the consent of both parties. Consequently, in accordance with IFRS 5, ClaroVTR’s operations are classified as discontinued operations for the period that is presented in the unaudited interim condensed consolidated financial information.
As of the date of the accompanying unaudited interim condensed consolidated financial statements, the Company identified impairment indicators due to facts that occurred in 2023 and, the Company recorded an impairment in the value of its investment of
Ps. 4,677,782, and it is recognized in the “valuation of derivatives, interest cost from labor obligations and other financial items”, disclosed in the unaudited interim condensed consolidated statements of comprehensive income.
As of the date of the accompanying unaudited interim condensed consolidated financial statements, the contribution of CLP$289.3 billion by the Company permitted the refinancing of certain bank debt guaranteed by the Company existing at the formation of the JV. In addition, the Company has purchased convertible notes from ClaroVTR in an aggregate principal amount of Ps. 13,657,485 (including the amounts used for the refinancing of bank debt), convertible into shares of ClaroVTR. The convertible notes are disclosed as “Equity investments at fair value through OCI and other short-term investments.” Additionally, the Company recorded an impairment related to the operations of ClaroVTR totaling Ps. 8,238,393 on September 30, 2023. This amount is presented in Note 11.

The results of discontinued operations for the period are shown below:

	For the nine-month period ended as of September 30, 2022
Operative revenue:
Revenue services	Ps.	10,500,088
Sales of equipment		2,626,823

		13,126,911
Total costs and expenses		14,954,526

Operating loss		(1,827,615)
Financial costs		(685,124)

Loss before income taxes of discontinued operations		(2,512,739)
Income taxes		(1,805,500)

Net loss of the period of discontinued operations	Ps.	(707,239)